Subordinated loans - Schedule of subordinated loans by group companies (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 15,786	€ 16,715
ING Groep N.V.
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 15,786	€ 16,715